LONG-TERM DEBT - Summary of long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Outstanding Balance	$ 1,423,811	$ 1,539,393
less: Current portion	(8,033)	(8,077)
Long-term debt	1,415,778	1,531,316
Original Issuer Premium (Discount)	(340)	(430)
Capitalized Fees & Expenses	(11,162)	(15,179)
Balance Sheet	1,412,309	1,523,784
less: Current portion	(8,033)	(8,077)
Long-term debt	1,404,276	1,515,707
Senior Notes due 2028
Debt Instrument [Line Items]
Outstanding Balance	974,775	974,775
Original Issuer Premium (Discount)	121	169
Capitalized Fees & Expenses	(4,880)	(6,900)
Balance Sheet	$ 970,016	$ 968,044
Coupon Interest Rate	5.75%	5.75%
Term Loan B due 2029
Debt Instrument [Line Items]
Outstanding Balance	$ 449,000	$ 457,000
Original Issuer Premium (Discount)	(461)	(599)
Capitalized Fees & Expenses		(5,420)
Balance Sheet	444,370	450,981
Revolver due 2028
Debt Instrument [Line Items]
Outstanding Balance	0	107,500
Original Issuer Premium (Discount)	0	0
Capitalized Fees & Expenses	(2,113)	(2,859)
Balance Sheet	(2,113)	104,641
Other debt
Debt Instrument [Line Items]
Outstanding Balance	36	118
Original Issuer Premium (Discount)	0	0
Capitalized Fees & Expenses	0	0
Balance Sheet	$ 36	$ 118